NOTE 10 - COMMON STOCK AND PREFERRED STOCK	28 Months Ended
Mar. 31, 2013
Equity [Abstract]
NOTE 10 - COMMON STOCK AND PREFERRED STOCK

NOTE 10 – COMMON STOCK AND PREFERRED STOCK

Common Stock

The Company has 9,000,000 shares of common stock authorized and 955,000 shares were issued and outstanding as of March 31, 2013 and December 31, 2012 and 2011.

The holders of common stock have dividend rights, liquidation rights and voting rights of one vote for each share of common stock.

In January 2010, the Company issued fully vested 955,000 common shares to employees for services provided to the Company and recorded the stock-based compensation of $3,132, which is equivalent to the fair value of the shares at the date of the grant.

Convertible Preferred Stock

The Company has 1,035,000 total shares of preferred stock authorized in the following classes:

Seed 1 Preferred Stock	35,000 shares authorized
Seed 2 Preferred Stock	500,000 shares authorized
Series A Preferred Stock	500,000 shares authorized

The holders of all classes of preferred stock are entitled to receive noncumulative dividends at the following rates:

Seed 1 Preferred Stock	$.08 per share per annum
Seed 2 Preferred Stock	$.2624 per share per annum
Series A Preferred Stock	$.7128 per share per annum

The holders of all preferred shares have the right to vote for each share of common stock into which such share of preferred stock could then be converted.

Each share of each series of preferred stock is convertible, at the option of the holder thereof, into such number of fully paid and nonassessable shares of common stock as determined by dividing the original issue price for each such series of preferred stock by the conversion price applicable to such in effect on the date the certificate is surrendered for conversion.

In fiscal years 2008 and 2009, the Company issued 10,000 shares of Seed 1 Preferred Stock to settle a debt with a balance of $10,000 and 25,000 shares for cash at $1.00 per share for total gross proceeds of $25,000.

In fiscal years 2009 and 2010 the Company issued 297,636 shares of Seed 2 Preferred Stock for cash at $3.28 per share for total gross proceeds of $975,000.

On November 12, 2011, the Company issued 166,572 shares of Seed 2 Preferred Stock in order settle a $500,000 convertible note and $46,353 of accrued interest.

In fiscal year 2012, the Company issued 77,441 shares of Series A Preferred stock for cash at $8.91 per share for total gross proceeds of $690,000. An additional 5,612 of Series A Preferred stock were issued to a vendor to settle $50,000 in outstanding trade payables.